LORD ABBETT RESEARCH FUND, INC.

Lord Abbett Calibrated Dividend Growth Fund

Supplement dated July 1, 2019 to the

Prospectus and Statement Additional Information dated April 1, 2019, as supplemented

Each change below is effective as of August 1, 2019.

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 10 of the prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
Walter H. Prahl, Partner and Director	2012
Marc Pavese, Partner and Portfolio Manager	2012
David J. Linsen, Partner and Director of Equities	2019
Darnell C. Azeez, Portfolio Manager	2019
Servesh Tiwari, Portfolio Manager	2019

The following paragraph replaces the second paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 56 of the prospectus:

Calibrated Dividend Growth Fund. Walter H. Prahl, Partner and Director, heads the Fund’s team. Mr. Prahl joined Lord Abbett in 1997 and has been a member of the Fund’s team since 2012. Additional members of the team are Marc Pavese, Partner and Portfolio Manager, David J. Linsen, Partner and Director of Equities, Darnell C. Azeez, Portfolio Manager, and Servesh Tiwari, Portfolio Manager. Messrs. Pavese, Linsen, Azeez, and Tiwari joined Lord Abbett in 2008, 2001, 2002, and 2015, respectively, and have been members of the Fund’s team since 2012, 2019, 2019, and 2019, respectively. Mr. Tiwari was formerly a Vice President at Goldman Sachs from 2007 to 2015. Messrs. Prahl, Pavese, Linsen, Azeez, and Tiwari are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Calibrated Dividend Growth Fund Fund[1]
Walter H. Prahl	4	7,651.4	0	0	0	0
Marc Pavese	4	7,651.4	0	0	0	0

1 Messrs. Linsen, Azeez, and Tiwari were added to the Fund effective August 1, 2019 and their other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Calibrated Dividend Growth Fund[1]
Walter H. Prahl	Over $ 1 million
Marc Pavese	$100,001-$500,000

1 Messrs. Linsen, Azeez, and Tiwari were added to the Fund effective August 1, 2019 and their aggregate dollar range of securities will be reported in a future filing.

Please retain this document for your future reference.